Commitments - Schedule of Information about minimum lease rentals to be paid under non-cancellable leases (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Payment of Minimum Lease Rentals	£ 312	£ 338
Due within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Payment of Minimum Lease Rentals	100	95
Expiring between one and two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Payment of Minimum Lease Rentals	70	72
Between two and three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Payment of Minimum Lease Rentals	48	52
Between three and four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Payment of Minimum Lease Rentals	32	40
Between four and five year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Payment of Minimum Lease Rentals	20	28
Due after five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Payment of Minimum Lease Rentals	£ 42	£ 51